UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation

11711 N. College Ave., #200, Carmel, IN 46032

(Address of principal executive offices) (Zip code)

c/o Archer Investment Corporation

11711 N. College Ave., #200, Carmel, IN 46032

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ 08012

Registrant’s telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Archer Growth ETF
ARWG (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Archer Growth ETF for the period of December 30, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.thearcherfunds.com. You can also request this information by contacting us at 1-317-581-5664.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Archer Growth ETF	$14	0.85%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$11,506,893
Number of Holdings	41
Portfolio Turnover	318%
WHAT DID THE FUND INVEST IN?*,** (as of February 28, 2026)

Top Sectors	(%)
Technology	40.1%
Industrials	18.2%
Materials	17.0%
Consumer Discretionary	6.8%
Financials	4.6%
Health Care	4.3%
Communications	2.8%
Energy	2.7%
Consumer Staples	2.3%
Cash & Other	1.2%

Top 10 Issuers	(%)
AAR Corp.	2.9%
Wheaton Precious Metals Corp.	2.9%
HubSpot, Inc.	2.9%
Roku, Inc.	2.8%
Western Digital Corp.	2.8%
General Electric Co.	2.8%
Teradyne, Inc.	2.8%
Lumentum Holdings, Inc.	2.7%
Vertiv Holdings Co.	2.7%
Patterson-UTI Energy, Inc.	2.7%
*	Percentages are stated as a percent of net assets.
**	Concentration Risk. The Fund at times may hold large positions in certain companies and/or sectors, and the Fund’s performance may suffer if these companies or sectors under-perform. As a non-diversified fund, the Fund may be subject to greater volatility than a more diversified investment. A fluctuation in one stock could significantly affect overall performance. The Fund may also be concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors under-perform the overall stock market.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thearcherfunds.com.
Archer Growth ETF	PAGE 1	TSR-SAR-039491600

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Investment Corporation documents not be householded, please contact Archer Investment Corporation at 1-317-581-5664, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Investment Corporation or your financial intermediary.
Archer Growth ETF	PAGE 2	TSR-SAR-039491600

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

THE ARCHER FUNDS
ARCHER GROWTH ETF (ARWG)
Semi-Annual Financial Statements and
Additional Information
February 28, 2026
(Unaudited)

ARCHER GROWTH ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 5.7%
AAR Corp.(a)	2,865	$335,692
General Electric Co.	935	320,013
		655,705
Apparel & Textile Products - 4.7%
Deckers Outdoor Corp.(a)	2,501	293,292
Tapestry, Inc.	1,627	252,950
		546,242
Banking - 2.5%
United Bankshares, Inc.	6,858	283,236
Biotech & Pharmaceutical - 2.1%
Geron Corp.(a)	145,037	243,662
Chemicals - 4.8%
DuPont de Nemours, Inc.	5,912	295,836
Westlake Corp.	2,391	251,964
		547,800
E-Commerce Discretionary - 2.1%
Etsy, Inc.(a)	4,390	240,923
Electrical Equipment - 5.2%
Cognex Corp.	5,272	286,797
Vertiv Holdings Co. - Class A	1,223	311,730
		598,527
Entertainment Content - 2.8%
Roku, Inc.(a)	3,305	325,245
Food - 2.3%
Hershey Co.	1,112	262,743
Insurance - 2.1%
Palomar Holdings, Inc.(a)	1,987	245,812
Machinery - 2.7%
Stanley Black & Decker, Inc.	3,542	306,348
Medical Equipment & Devices - 2.2%
Envista Holdings Corp.(a)	8,594	251,031
Metals & Mining - 12.2%
Agnico Eagle Mines Ltd.	1,160	291,856
Equinox Gold Corp.(a)	12,939	242,736
Rio Tinto PLC - ADR	3,089	306,861
Teck Resources Ltd. - Class B	4,000	235,560
Wheaton Precious Metals Corp.	2,027	331,719
		1,408,732
Oil & Gas Services & Equipment - 2.7%
Patterson-UTI Energy, Inc.	36,496	310,581

	Shares	Value
Semiconductors - 19.9%
Applied Materials, Inc.	797	$296,723
Coherent Corp.(a)	1,138	294,662
IPG Photonics Corp.(a)	2,243	295,111
Lam Research Corp.	1,261	294,935
MKS, Inc.	1,156	282,596
Silicon Motion Technology Corp. - ADR	1,859	240,239
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	713	267,076
Teradyne, Inc.	994	318,110
		2,289,452
Software - 10.2%
Fastly, Inc. - Class A(a)	15,847	302,995
Global-e Online Ltd.(a)	6,958	243,321
HubSpot, Inc.(a)	1,247	329,844
McGraw Hill, Inc.(a)	21,357	298,998
		1,175,158
Technology Hardware - 10.0%
Credo Technology Group Holding Ltd.(a)	2,044	229,480
Lumentum Holdings, Inc.(a)	445	311,905
Seagate Technology Holdings PLC	694	283,041
Western Digital Corp.	1,158	323,892
		1,148,318
Transportation & Logistics - 4.6%
Allegiant Travel Co.(a)	2,257	230,552
Southwest Airlines Co.	6,076	299,304
		529,856
TOTAL COMMON STOCKS (Cost $10,931,030)		11,369,371
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%
First American Government Obligations Fund - Class X, 3.60%(b)	214,959	214,959
TOTAL MONEY MARKET FUNDS (Cost $214,959)		214,959
TOTAL INVESTMENTS - 100.7% (Cost $11,145,989)		$11,584,330
Liabilities in Excess of Other Assets - (0.7)%		(77,437)
TOTAL NET ASSETS - 100.0%		$11,506,893

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

1

ARCHER GROWTH ETF
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at value	$11,584,330
Receivable for investments sold	1,876,623
Dividends receivable	7,001
Total assets	13,467,954
LIABILITIES:
Payable for investments purchased	1,954,511
Payable to Adviser	6,550
Total liabilities	1,961,061
NET ASSETS	$11,506,893
NET ASSETS CONSISTS OF:
Paid-in capital	$11,336,900
Total distributable earnings	169,993
Total net assets	$11,506,893
Net assets	$11,506,893
Shares issued and outstanding(a)	460,000
Net asset value per share	$25.01
COST:
Investments, at cost	$11,145,989

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

ARCHER GROWTH ETF
Statement of Operations
February 28, 2026 (Unaudited)(a)

INVESTMENT INCOME:
Dividend income	$11,781
Total investment income	11,781
EXPENSES:
Investment advisory fee	9,669
Total expenses	9,669
NET INVESTMENT INCOME	2,112
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(270,460)
Net realized gain (loss)	(270,460)
Net change in unrealized appreciation (depreciation) on:
Investments	438,341
Net change in unrealized appreciation (depreciation)	438,341
Net realized and unrealized gain (loss)	167,881
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,993

(a)	Inception date of the Fund was December 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

ARCHER GROWTH ETF
STATEMENT OF CHANGES IN NET ASSETS
February 28, 2026 (Unaudited)

Period Ended February 28, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$2,112
Net realized gain (loss)	(270,460)
Net change in unrealized appreciation (depreciation)	438,341
Net increase (decrease) in net assets from operations	169,993
CAPITAL TRANSACTIONS:
Shares sold	11,336,900
Net increase (decrease) in net assets from capital transactions	11,336,900
Net increase (decrease) in net assets	11,506,893
NET ASSETS:
Beginning of the period	—
End of the period	$ 11,506,893
SHARES TRANSACTIONS
Shares sold	460,000
Total increase (decrease) in shares outstanding	460,000

(a)	Inception date of the Fund was December 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

ARCHER GROWTH ETF
Financial Highlights
February 28, 2026 (Unaudited)

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.83
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	0.18
Total from investment operations	0.18
Net asset value, end of period	$25.01
TOTAL RETURN(e)	0.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,507
Ratio of expenses to average net assets(f)	0.85%
Ratio of net investment income (loss) to average net assets(f)	0.19%
Portfolio turnover rate(e)(g)	318%

(a)	Inception date of the Fund was December 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

ARCHER GROWTH ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
1. ORGANIZATION
Archer Growth ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end non-diversified series of The Archer Investment Series Trust (the “Trust”). The Trust, an Ohio business trust, is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds authorized by the Board. The other six Funds in the Series are reported in a separate filing. The Fund commenced operations on December 30, 2025. The Fund is an exchange traded fund (“ETF”) which seeks long-term total returns while minimizing capital loss. The Fund’s investment adviser is Archer Investment Corporation, Inc. (the “Advisor”). See Note 4 for additional information regarding the Advisor.
The Fund list and principally trade its shares on the Cboe BZX Exchange, Inc. (“Cboe”) (the “Exchange”). Shares of the Fund trade on the Exchange at market prices that may be below, at, or above the Fund’s net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in creation units.
Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Arbor Court Capital, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.
Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 30, 2025 (inception date) through February 28, 2026, the Fund did not incur any interest or penalties.
Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses are computed using the specific cost of the security. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the Amortization method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and

6

ARCHER GROWTH ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
rates. Distributions received from certain investments held by the Fund may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.
Dividends and Distributions – The Fund typically will distribute substantially all of it’s net investment income in the form of dividends and capital gains to its shareholders. Quarterly distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.
3. SECURITIES VALUATION
Processes and Structure – The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.
In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.
Hierarchy of Fair Value Inputs – The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

7

ARCHER GROWTH ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair Value Measurements – A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:
Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.
Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.
The following table summarizes the inputs used to value Archer Growth ETF’s assets measured at fair value as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,369,371	$—	$—	$11,369,371
Money Market Funds	214,959	—	—	214,959
Total Investments	$11,584,330	$—	$—	$11,584,330

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Fund did not hold any Level 3 assets during the period of December 30, 2025 through February 28, 2026; therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as the investment adviser to the Fund. The Board approved the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, at a meeting held on November 21, 2025. Pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary management fee at an annual rate of 0.85% based on the Fund’s average daily net assets for services provided to the Fund. The Fund incurred management fees under this agreement of $9,669 during the period ended February 28, 2026 which are recognized within the Statement of

8

ARCHER GROWTH ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Operations. Of the fees incurred during the period, the Fund has a payable amount of $6,550 due to the Advisor as of February 28, 2026 which is included in the Statement of Assets and Liabilities. The Adviser bears the costs of all the operating expenses of the Fund, excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1), if any, fees and expenses.
The Board approved a sub-advisory agreement between the Adviser and Tidal Investment, LLC (“TI”) to serve as the sub-adviser to the Fund at a meeting held on November 21, 2025. The sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-advisory fees earned by TI are paid by the Adviser.
5. SEGMENT REPORTING
Archer Growth ETF is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and their role, the respective Adviser is deemed to be the Chief Operating Decision Maker.
6. INVESTMENTS
For the period December 30, 2025 (inception date) through February 28, 2026, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows for Archer Growth ETF:

Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
$35,353,278	$24,902,649	$—	$—	$—	$—

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2026, no shareholder beneficially owned, either directly or indirectly, more than 25% of the outstanding voting securities of the Fund. Accordingly, no shareholder was deemed to control the Fund as of February 28, 2026.
8. TAX MATTERS
The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. The Fund was not in existence during the full fiscal year.
Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post December ordinary losses are determined only at the end of each fiscal year.
The Fund did not pay any distributions for the period December 30, 2025 (inception date) through February 28, 2026.
9. INDEMIFICATIONS
In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Fund expects the risk of loss to be remote.

9

ARCHER GROWTH ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
10. MARKET RISK
Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.
11. CONCENTRATION RISK
The Fund at times may hold large positions in certain companies and/or sectors, and the Fund’s performance may suffer if these companies or sectors under-perform. As a non-diversified fund, the Fund may be subject to greater volatility than a more diversified investment. A fluctuation in one stock could significantly affect overall performance. The Fund may also be concentrated in fewer sectors than its benchmarks, and its performance may suffer if these sectors under-perform the overall stock market.
12. SUBSEQUENT EVENTS
On March 24, 2026, the following Fund declared distributions from ordinary income to shareholders of record as of March 25, 2026:

	Ordinary Income	Per Share Amount
Archer Growth ETF	$16,200	$0.03

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no other subsequent events requiring disclosure in the financial statements for the Fund.

10

ARCHER GROWTH ETF
BOARD OF TRUSTEE’S APPROVAL OF ADVISORY AGREEMENT
February 28, 2026 (Unaudited)
The approval of the investment advisory agreement pertains only to the Archer Growth ETF. The approval of the investment advisory agreement for the Archer Balanced Fund, the Archer Income Fund, the Archer Stock Fund, the Archer Growth Dividend Fund, the Archer Focus Fund and the Archer Multi-cap Fund.
The Board of Trustees (the “Board”) of the Archer Investment Series Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on November 21, 2025 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Archer Investment Corporation (the “Adviser” or “AIC”), and the proposed approval of the sub-advisory agreement (the “Sub-advisory Agreement”) between the Archer Investment Corporation and Tidal Investment, LLC (“TI”) relating to the Archer Growth ETF (the “Fund”). The Board reflected on its discussions with the representatives from AIC and TI earlier in the Meeting regarding the manner in which the Archer Growth ETF is to be managed and the roles and responsibilities of AIC under the AIC Investment Advisory Agreement.
The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the AIC Investment Advisory Agreement and the TI Sub-advisory Agreement, and the response of AIC and TI to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by AIC and TI, an expense comparison analysis for the Archer Growth ETF and comparable ETFs, and the AIC Investment Advisory Agreement. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the AIC Investment Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by AIC and TI; (ii) the investment performance of AIC; (iii) the costs of the services to be provided and profits to be realized by AIC from the relationship with the Archer Growth ETF; (iv) the extent to which economies of scale would be realized if the Archer Growth ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.
In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the AIC Investment Advisory Agreement and the TI Sub-advisory Agreement, including: (i) information regarding the services and support to be provided by AIC and TI to the Archer Growth ETF and its shareholders; (ii) presentations by management of AIC addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Archer Growth ETF; (iii) information pertaining to the compliance structure of AIC and TI; (iv) disclosure information contained in the Archer Growth ETF’s registration statement and AIC’s Form ADV and/or the policies and procedures of AIC and TI; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AIC Investment Advisory Agreement and TI Sub-advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about AIC, including financial information, personnel and the services to be provided by AIC and TI to the Archer Growth ETF, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Archer Growth ETF and comparative expense information for other ETFs with strategies similar to the Archer Growth ETF prepared by an independent third party; (iii) the anticipated effect of size on the Archer Growth ETF’s performance and expenses; and (iv) benefits anticipated to be realized by AIC from its relationship with the Archer Growth ETF.
The Board did not identify any particular information that was most relevant to its consideration to approve the AIC Investment Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the AIC Investment Advisory Agreement, the Trustees considered numerous factors, including:

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ARCHER GROWTH ETF
BOARD OF TRUSTEE’S APPROVAL OF ADVISORY AGREEMENT
February 28, 2026 (Unaudited)(Continued)
The nature, extent, and quality of the services to be provided by AIC and TI.
In this regard, the Board considered the responsibilities of AIC under the AIC Investment Advisory Agreement and TI under the TI Sub-advisory Agreement. The Board reviewed the services to be provided by AIC and TI to the Archer Growth ETF, including, without limitation, the processes of AIC and TI for assuring compliance with the Archer Growth ETF’s investment objectives and limitations; AIC’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by AIC and TI for the Archer Growth ETF among the service providers; and the anticipated efforts of AIC to promote the Archer Growth ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating AIC; the education and experience of AIC’s personnel; and information provided regarding AIC’s and TI’s compliance program, and policies and procedures. After reviewing the foregoing and further information from AIC and TI, the Board concluded that the quality, extent, and nature of the services to be provided by AIC and TI, was satisfactory and adequate for the Archer Growth ETF.
The investment performance of AIC and Archer Growth ETF.
The Board noted that the Archer Growth ETF had not yet commenced operations and therefore the Archer Growth ETF does not have a performance record.
The costs of services to be provided and profits to be realized by AIC from the relationship with the Archer Growth ETF.
In this regard, the Board considered the financial condition of AIC and TI and the level of commitment to the Archer Growth ETF by AIC. The Board also considered the projected assets and proposed expenses of the Archer Growth ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by AIC. The Trustees considered the unitary fee structure proposed by AIC. The Board compared the proposed unitary fee of the Archer Growth ETF to the advisory fees and net expense ratios of ETFs from a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee was similar to the median advisory fees of the Peer Group, and that the Fund’s projected net expense ratio was also somewhat higher than median of its Peer Group. The Trustees acknowledged AIC’s representation that the proposed advisory fees are appropriate for an actively managed fund with a unique strategy such as the Archer Growth ETF. The Trustee’s also noted that the Archer Growth ETF is the first opportunity for AIC to act as an investment advisor of any ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to AIC were within an acceptable range in light of the services to be rendered by AIC.
The extent to which economies of scale would be realized as the Archer Growth ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Archer Growth ETF’s investors.
Since this Fund has not commenced operations and the eventual aggregate amount of the Fund’s assets, uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board did consider the fact that the Advisor has been the Advisor of the Trust and each of its separate series since the Trust’s inception and that the addition of this Fund would benefit the Advisor and shareholders by this increased economy of scale.
Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the AIC personnel assigned to the Archer Growth ETF; the basis of decisions to buy or sell securities for the Archer Growth ETF; and the substance and administration of the Code of Ethics and other relevant policies of AIC. The Board also considered potential benefits for AIC in managing the Archer Growth ETF. Following further consideration and discussion, the Board concluded that the standards and practices of AIC relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by AIC from managing the Archer Growth ETF were satisfactory.

12

ARCHER GROWTH ETF
BOARD OF TRUSTEE’S APPROVAL OF ADVISORY AGREEMENT
February 28, 2026 (Unaudited)(Continued)
After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the AIC Investment Advisory Agreement and the TI Sub-advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the AIC Investment Advisory Agreement and the TI Sub-advisory Agreement.
After due consideration of the above-enumerated factors, among others, the Board, including a majority of the Independent Trustees, approved the AIC Investment Advisory Agreement and the TI Sub-advisory Agreement for the Fund for an initial term of two (2) years.

13

ARCHER GROWTH ETF
ADDITIONAL INFORMATION
February 28, 2026 (Unaudited)
Information Regarding Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 6-month period ended February 28, are available without charge upon request by (1) calling the Fund at (317) 581-5664 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Archer Growth ETF’s fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

     (3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

     (4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

     (5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b) (Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Archer Investment Series Trust

By (Signature and Title)	/s/ Troy Patton
Troy Patton, President and Chief Executive Officer
(Principal Executive Officer)

Date	4/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Troy Patton
Troy Patton, President and Chief Executive Officer
(Principal Executive Officer)

Date	4/29/2026

By (Signature and Title)	/s/ Umberto Anastasi
Umberto Anastasi, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	4/29/2026